Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of year	10,700
Options, Granted	1,100
Options, Exercised	(2,300)
Options, Forfeited	(100)
Outstanding at December 31, 2020	9,400
Options, Exercisable at December 31, 2020	5,500
Weighted average exercise price, Outstanding at beginning of year	$ 101.57
Weighted average exercise price, Granted	111.81
Weighted average exercise price, Exercised	83.80
Weighted average exercise price, Forfeited	110.30
Weighted average exercise price, Outstanding at December 31, 2020	106.99
Weighted average exercise price, Exercisable at December 31, 2020	$ 102.90
Aggregate intrinsic value, Outstanding	$ 244.3	$ 122.4
Aggregate intrinsic value, Exercisable as of December 31, 2020	$ 164.1